UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report And Shareholder Letter
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2022, the combination
of resilient consumer demand and persistent supply-chain
disruptions contributed to higher inflation in many countries.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition
of new coronavirus-related lockdowns to quell the spread
of the Omicron variant of COVID-19 pressured Asian and
global emerging market stocks during parts of the period.
Russia’s invasion of Ukraine in late February 2022 increased investor uncertainty, as international sanctions on Russia
constrained companies that do business with Russia and
disrupted global economic activity and commodity markets.
Recession fears increased, and in this environment, global
equity markets posted the worst quarterly decline since the
beginning of the COVID-19 pandemic in early 2020 and
the worst first half of a year in more than three decades. In this environment, global developed and emerging market
stocks, as measured by the MSCI All Country World Index-
NR, posted a -20.18% total return. Global government and
corporate bonds, as measured by the Bloomberg Multiverse
Index, posted a -13.97% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Balanced Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Templeton Global Balanced Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 29
Notes to Financial Statements 34
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Global Balanced Fund
This semiannual report for Templeton Global Balanced Fund
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds and other debt
securities (including inflation-indexed securities) of any
maturity issued in numerous countries, including developing
markets countries, as well as stocks that offer or could
offer attractive dividend yields. The Fund may invest in
high-yield bonds that are rated below investment grade
and are sometimes referred to as “junk bonds.” The Fund
seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere
in the world, including developing markets, but from time to time, based on economic conditions, the Fund may have
significant investments in particular sectors. The equity
securities in which the Fund invests are primarily common
stock. In addition, under normal market conditions, at least
40% of the Fund’s net assets are invested in non-U.S.
investments and in at least three different countries.
Performance Overview
The Fund’s Class A shares posted -15.12% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the MSCI All Country World
Index (ACWI)-NR, posted a -20.18% cumulative total
return. The Fund’s fixed income benchmark, the Bloomberg
Multiverse Index, posted a -13.97% cumulative total return.
1
For the same period, the Fund’s Blended Benchmark, the
Custom 50% MSCI ACWI-NR + 50% Bloomberg Multiverse
Index, posted a -17.03% cumulative total return. You can find the Fund’s long-term performance data in the Performance
Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
*Includes securities determined to have no value at 6/30/22.
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
Sovereign bond yields rose across most of the world as
many major central banks embarked on policy rate hikes to
curb inflation. Inflation reached multi-decade highs during
the period, with added supply-side pressures coming
from disruptions to the flow of energy, food, commodities
and goods due to the war in Ukraine and the West’s
economic isolation of Russia. Supply chain disruptions were
compounded by China’s implementation of its zero-COVID
policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
a reduction in Russia’s exports of natural gas to Germany,
the economic strains of refugee flight in Europe, volatile
Portfolio Composition
6/30/22
% of Total Net
Assets
Common Stocks 50.0%
Foreign Government and Agency Securities 33.0%
Other 0.0% *
Short-Term Investments & Other Net Assets 17.0%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
18
.

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Semiannual Report
and elevated commodity prices, continued supply-chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers.
Over the period, developed market sovereign bond yields
trended higher concurrently with falling equity prices and
strength in the U.S. dollar. Global equities finished the first half of the year in bear market territory (down ~20%), with
growth stocks extending losses and value stocks limiting
losses. On the monetary front, the first half of 2022 marked the end of pandemic-era monetary accommodation by the
U.S. Federal Reserve.
Investment Strategy
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies. In our analysis of corporate debt securities, we consider a
variety of factors, including a company’s experience and
managerial strength; responsiveness to changes in interest
rates and business conditions; debt maturity schedules and
borrowing requirements; a company’s changing financial
condition and market recognition of the change; and a
security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage
and earnings prospects. With respect to sovereign debt
securities, we consider market, political and economic
conditions, and evaluate interest and currency exchange rate changes and credit risks.
We regularly enter into currency-related transactions
involving certain derivative instruments, including currency and cross currency forwards, currency and currency
options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to
implement a currency investment strategy. The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for
hedging or investment purposes.
When choosing equity securities for the Fund, we use a
fundamental research, value-oriented, long-term approach,
focusing on the market price of a security relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential, as reflected by various metrics. The
Fund may also use a variety of equity-related derivatives,
which may include equity futures and equity index futures for various purposes.
Manager’s Discussion
Given rising inflation, higher interest rates and tighter
financial conditions, the Fund continued to avoid duration
risk across asset classes during the six-month period under
review. On the fixed income side, this resulted in the Fund
having an effective duration of 2.4 years compared to 7.0
years for the Bloomberg Multiverse Index. In equities,
our preference has been for shorter duration by avoiding
expensive and speculative growth companies whose ability
to generate sustainable cash flows exists (if at all) in the distant future, in our opinion.
In the equity space, we have remained highly selective in our search for value and biased towards quality, as we recognize that many low-multiple stocks are cheap for a reason and
carry excessive business and credit risk. We continued to
look for superior businesses with strong balance sheets and
good competitive positions trading at reasonable valuations.
We have also been preparing for rising economic risks as
Geographic Composition
6/30/22
% of Total
Net Assets
United States 26.8%
South Korea 10.5%
India 5.5%
United Kingdom 4.8%
Indonesia 4.2%
Japan 3.4%
Colombia 3.4%
Hong Kong 2.5%
Germany 2.2%
Netherlands 2.0%
China 1.9%
France 1.7%
Argentina 1.6%
Taiwan 1.5%
Ghana 1.4%
Thailand 1.3%
Egypt 1.3%
Ecuador 1.1%
Other 5.9%
Short-Term Investments & Other Net Assets 17.0%

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Semiannual Report
policymakers tighten and cost pressures rise, as well as
rising geopolitical risk given the outbreak of war in Ukraine and increasingly fraught international trade and diplomatic
relationships. This more defensive positioning has resulted
in the equity allocation falling from ~60% a year ago to just over 50% at the end of the period. We have increased our
fixed income allocation also during this period (from 27%
a year ago to 38% at period-end) and held cash relatively
steady at around 11%.
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets, specifically in countries with resilient
economies and strong trade dynamics. We were significantly
underweight developed market duration in the U.S. and the
euro area, with a preference for the higher yields available in select emerging market local-currency bonds, notably
including Indonesia, India, Thailand, Brazil, Colombia, and
Mexico. We closed our local-currency positions in Egypt
and Turkey and added new U.S. dollar (USD)-denominated
sovereign credit exposures in Africa, Latin America and Asia.
During the period, we used interest-rate swaps to actively
manage duration exposures.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indian rupee, Indonesian rupiah
and the Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese yen
in March 2022, thereby going further underweight, primarily
due to expected depreciation pressures on the currency from
widening rate differentials with the U.S. In April, we exited our underweight position in the Australian dollar, which had been used to hedge against emerging market beta risks, as
we anticipated rising commodity prices to boost Australia’s
terms of trade and support its currency. In EMEA (Europe,
Middle East and Africa), the Fund held overweight positions
in the Norwegian krone, the Swedish krona and the British
pound against the euro. We added a position in the British
pound against the euro in April due to expected monetary
policy divergences between the Bank of England and the
European Central Bank. We closed our exposure to the
Russian ruble. In the Americas, we held long exposures to
the Brazilian real, Chilean peso and Colombian peso against
the USD, and long exposure to the Canadian dollar against
the euro. During the period, we used currency forwards and
currency options to actively manage currency exposures.
The Fund delivered absolute losses during the six months
under review but outperformed its benchmark. Both the
equity and fixed income sleeves of the portfolio performed
better than their respective asset class benchmarks.
On the equity side, stock selection was primarily responsible for relative outperformance, led by industrials holdings. U.S.
package courier and logistics firm FedEx was the sector’s
top individual contributor, rallying after reporting in-line profits and raising forward earnings guidance. While deteriorating
macroeconomic conditions remained a near-term risk for
FedEx, we believe weakness is largely reflected in the
company’s undemanding valuation. Management appears
to be taking the right steps to enhance margins through
price initiatives, revenue management, synergy capture and
improved network integration, and we believe the company
should benefit over time from volume growth related to
commercial recovery, ongoing e-commerce adoption and
inventory replenishment. Other notable sector contributors
included information technology (IT), which benefited from
stock selection and a favorable underweight allocation, and
financials, which benefited primarily from stock selection.
While no IT stocks were among the Fund’s top-performing
holdings, financials accounted for the biggest single-stock
contributor during the period. Shares of Hong Kong-based
life insurer AIA Group rallied toward the end of the period
alongside other China-linked equities as investors became
less pessimistic on China’s regulatory environment and
market prospects. Given its ambitious expansion plans
and strong capital position, we believe AIA Group is well-
positioned to benefit from Asia’s rising middle class, low
insurance penetration and ageing demographics.
Turning to equity laggards, stock-specific weakness in health care and consumer discretionary, along with an unfavorable
overweight in communication services, were all notable
detractors during the period under review. U.S. hospital
operator HCA Healthcare was the biggest health care
sector detractor. Shares fell after management issued a rare guidance downgrade on elevated labor costs. In our view,
this is a “one-off” issue related to miscalculating COVID-19 staffing during waves of the pandemic. Historically, HCA
Top Five Equity Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
AIA Group Ltd. 1.7%
Insurance , Hong Kong
FedEx Corp. 1.5%
Air Freight & Logistics , United States
Taiwan Semiconductor Manufacturing Co. Ltd. 1.5%
Semiconductors & Semiconductor Equipment ,
Taiwan
Alphabet, Inc. 1.4%
Interactive Media & Services , United States
F5, Inc. 1.4%
Communications Equipment , United States

Templeton Global Balanced Fund

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Semiannual Report
has managed costs and adjusted to uncertainty better than
many of its peers and, in our view, remains well insulated
from the numerous macro issues currently creating
uncertainty in financial markets. Specifically, only 50% of
rates are contracted for 2023, so we believe that HCA is
well-positioned to negotiate to recover costs and manage
inflationary pressures next year. Procedure volumes are
recovering as the Omicron variant of COVID-19 fades and
the company is aggressively buying back stock to enhance
value for shareholders. From the consumer discretionary
sector, U.K.-based Just Eat Takeaway.com (JET), the largest
food delivery platform in Europe, finished as the Fund’s
biggest individual detractor. Shares declined on concerns
about competition, profitability and portfolio optimization and the departure of both its chief executive officer and chief
operating officer. We believe JET holds a defensible position in its core markets as a low-cost operator and benefits
from strong local network effects between restaurants,
customers and couriers. Ongoing restructuring and portfolio
rationalization should help the firm realize the value of assets that are currently being excessively discounted, based on
our analysis.
On the fixed income side, the Fund’s negative absolute
performance was primarily due to currency positions,
followed by overall credit exposures. Interest-rate strategies had a largely neutral effect on absolute results. Among
currencies, the Fund’s position in the Russian ruble for
part of the period detracted from absolute results, as did
positions in the South Korean won, Ghanaian cedi, Argentine
peso, Indian rupee and Chinese yuan. However, the Fund’s
position in the Brazilian real against the USD contributed to absolute performance, as did its position in the Canadian
dollar against the euro. Among credit exposures, sub-
investment-grade sovereign credits detracted from absolute
return. The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets.
Duration exposures in South Korea and Ghana detracted
from absolute performance, while duration exposure in
Argentina contributed.
*Does not include cash and cash equivalents.
On a relative basis, the Fund fared better than that of its
benchmark index primarily due to interest-rate strategies,
followed by overall credit exposures. Currency positions
detracted from relative results. Its lack of duration exposures in the euro area, the U.S. and Canada contributed to relative performance, as did underweighted duration exposures
in the U.K. and Japan. Overweighted duration exposure
in Argentina also contributed to relative results, while
overweighted duration exposure in Ghana detracted. Among
credit exposures, underweighted exposures to investment-
grade corporate bonds and investment-grade sovereign
credits contributed to relative return, as did underweighted exposure to other spread sectors. However, overweighted
exposure to sub-investment-grade sovereign credits
detracted. Among currencies, the Fund’s overweighted
position in the Russian ruble for part of the period detracted from relative performance, as did overweighted positions
in the South Korean won, Ghanaian cedi, Argentine peso
and Indian rupee. However, the Fund’s underweighted
exposure to the euro contributed to relative results, as
did its underweighted position in the Japanese yen. Its
overweighted position in the Brazilian real against the USD
also contributed to relative results, as did its overweighted position in the Canadian dollar against the euro.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Co-Lead Portfolio Manager
Warren Pustam, CFA
Co-Lead Portfolio Manager
Herbert J. Arnett, Jr.
Portfolio Manager
Top Five Fixed Income Holdings
*
6/30/22
Issuer
% of Total
Net Assets
a a
Republic of Korea 8.4%
Republic of India 4.3%
Republic of Indonesia 4.2%
Republic of Colombia 3.4%
Republic of Ghana 1.4%
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -15.12% -19.83%
1-Year -20.10% -24.49%
5-Year -14.66% -4.21%
10-Year +23.74% +1.58%
Advisor
6-Month -15.26% -15.26%
1-Year -20.10% -20.10%
5-Year -13.80% -2.93%
10-Year +26.71% +2.40%
See page 9 for Performance Summary footnotes.

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Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The markets for a particular security or instrument or type of security or instrument are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.0410
A1 $0.0410
C $0.0304
C1 $0.0356
R $0.0379
R6 $0.0457
Advisor $0.0442
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.21% 1.31%
Advisor 0.96% 1.06%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $848.80 $5.51 $1,018.83 $6.02 1.20%
A1 $1,000 $849.50 $5.51 $1,018.84 $6.01 1.20%
C $1,000 $844.60 $8.89 $1,015.16 $9.71 1.95%
C1 $1,000 $847.60 $7.33 $1,016.86 $8.00 1.60%
R $1,000 $845.20 $6.67 $1,017.57 $7.29 1.45%
R6 $1,000 $851.00 $4.23 $1,020.23 $4.61 0.92%
Advisor $1,000 $847.40 $4.35 $1,020.09 $4.75 0.95%

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.72 $2.82 $2.84 $2.77 $3.17 $2.91
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.05 0.07 0.11 0.10 0.09
Net realized and unrealized gains (losses) (0.45) (0.09) (0.04) 0.08 (0.38) 0.25
Total from investment operations ........ (0.41) (0.04) 0.03 0.19 (0.28) 0.34
Less distributions from:
Net investment income .............. (0.04) — (0.05) (0.12) (0.12) (0.08)
Tax return of capital ................ — (0.06) — — — —
Total distributions ................... (0.04) (0.06) (0.05) (0.12) (0.12) (0.08)
Net asset value, end of period .......... $2.27 $2.72 $2.82 $2.84 $2.77 $3.17
Total return
d
....................... (15.12)% (1.54)% 1.49% 6.96% (9.44)% 12.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.30% 1.30% 1.22% 1.19% 1.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.20% 1.20% 1.26% 1.19% 1.16% 1.14%
Net investment income ............... 2.90% 1.89% 2.85% 3.81% 3.17% 2.82%
Supplemental data
Net assets, end of period (000’s) ........ $234,727 $302,724 $354,879 $465,915 $557,604 $745,957
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.73 $2.83 $2.84 $2.77 $3.18 $2.91
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.05 0.07 0.11 0.10 0.09
Net realized and unrealized gains (losses) (0.45) (0.09) (0.03) 0.08 (0.39) 0.26
Total from investment operations ........ (0.41) (0.04) 0.04 0.19 (0.29) 0.35
Less distributions from:
Net investment income .............. (0.04) — (0.05) (0.12) (0.12) (0.08)
Tax return of capital ................ — (0.06) — — — —
Total distributions ................... (0.04) (0.06) (0.05) (0.12) (0.12) (0.08)
Net asset value, end of period .......... $2.28 $2.73 $2.83 $2.84 $2.77 $3.18
Total return
d
....................... (15.05)% (1.53)% 1.49% 7.33% (9.45)% 12.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.30% 1.30% 1.22% 1.19% 1.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.20% 1.20% 1.26% 1.19% 1.16% 1.14%
Net investment income ............... 2.90% 1.89% 2.86% 3.81% 3.17% 2.82%
Supplemental data
Net assets, end of period (000’s) ........ $125,862 $165,287 $198,816 $252,990 $285,358 $293,488
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.71 $2.81 $2.82 $2.75 $3.16 $2.90
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.03 0.05 0.09 0.08 0.06
Net realized and unrealized gains (losses) (0.44) (0.10) (0.03) 0.08 (0.40) 0.26
Total from investment operations ........ (0.41) (0.07) 0.02 0.17 (0.32) 0.32
Less distributions from:
Net investment income .............. (0.03) — (0.03) (0.10) (0.09) (0.06)
Tax return of capital ................ — (0.03) — — — —
Total distributions ................... (0.03) (0.03) (0.03) (0.10) (0.09) (0.06)
Net asset value, end of period .......... $2.27 $2.71 $2.81 $2.82 $2.75 $3.16
Total return
d
....................... (15.54)% (2.37)% 0.68% 6.55% (10.23)% 11.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.14% 2.04% 2.04% 1.97% 1.94% 1.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.95% 1.95% 2.00% 1.94% 1.91% 1.89%
Net investment income ............... 2.10% 1.12% 2.02% 3.06% 2.42% 2.07%
Supplemental data
Net assets, end of period (000’s) ........ $24,722 $39,982 $83,658 $139,231 $203,587 $317,374
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.73 $2.83 $2.84 $2.77 $3.17 $2.91
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.04 0.06 0.10 0.09 0.08
Net realized and unrealized gains (losses) (0.44) (0.10) (0.03) 0.08 (0.39) 0.25
Total from investment operations ........ (0.41) (0.06) 0.03 0.18 (0.30) 0.33
Less distributions from:
Net investment income .............. (0.04) — (0.04) (0.11) (0.10) (0.07)
Tax return of capital ................ — (0.04) — — — —
Total distributions ................... (0.04) (0.04) (0.04) (0.11) (0.10) (0.07)
Net asset value, end of period .......... $2.28 $2.73 $2.83 $2.84 $2.77 $3.17
Total return
d
....................... (15.24)% (2.06)% 1.01% 6.82% (9.88)% 11.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.79% 1.68% 1.70% 1.62% 1.59% 1.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.60% 1.60% 1.66% 1.59% 1.56% 1.54%
Net investment income ............... 2.48% 1.46% 2.32% 3.41% 2.77% 2.42%
Supplemental data
Net assets, end of period (000’s) ........ $2,574 $3,535 $13,050 $27,765 $62,418 $173,079
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.74 $2.84 $2.85 $2.78 $3.18 $2.92
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.05 0.07 0.10 0.09 0.08
Net realized and unrealized gains (losses) (0.45) (0.10) (0.03) 0.08 (0.38) 0.25
Total from investment operations ........ (0.42) (0.05) 0.04 0.18 (0.29) 0.33
Less distributions from:
Net investment income .............. (0.04) — (0.05) (0.11) (0.11) (0.07)
Tax return of capital ................ — (0.05) — — — —
Total distributions ................... (0.04) (0.05) (0.05) (0.11) (0.11) (0.07)
Net asset value, end of period .......... $2.28 $2.74 $2.84 $2.85 $2.78 $3.18
Total return
d
....................... (15.48)% (1.77)% 1.68% 6.66% (9.67)% 11.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.64% 1.53% 1.43% 1.47% 1.44% 1.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.45% 1.44% 1.40% 1.44% 1.41% 1.39%
Net investment income ............... 2.69% 1.66% 2.63% 3.56% 2.92% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $1,038 $1,206 $1,591 $2,348 $2,778 $4,944
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.73 $2.83 $2.85 $2.78 $3.18 $2.92
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.06 0.08 0.12 0.11 0.09
Net realized and unrealized gains (losses) (0.44) (0.09) (0.04) 0.08 (0.38) 0.26
Total from investment operations ........ (0.40) (0.03) 0.04 0.20 (0.27) 0.35
Less distributions from:
Net investment income .............. (0.05) — (0.06) (0.13) (0.13) (0.09)
Tax return of capital ................ — (0.07) — — — —
Total distributions ................... (0.05) (0.07) (0.06) (0.13) (0.13) (0.09)
Net asset value, end of period .......... $2.28 $2.73 $2.83 $2.85 $2.78 $3.18
Total return
d
....................... (14.90)% (1.19)% 1.87% 7.32% (9.09)% 12.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.01% 0.99% 0.92% 0.89% 0.84%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.92% 0.86% 0.90% 0.84% 0.82% 0.77%
Net investment income ............... 3.19% 2.23% 3.18% 4.16% 3.51% 3.19%
Supplemental data
Net assets, end of period (000’s) ........ $2,580 $3,227 $4,624 $6,080 $7,933 $11,254
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.74 $2.84 $2.85 $2.78 $3.19 $2.92
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.06 0.08 0.12 0.11 0.10
Net realized and unrealized gains (losses) (0.46) (0.09) (0.03) 0.08 (0.39) 0.26
Total from investment operations ........ (0.42) (0.03) 0.05 0.20 (0.28) 0.36
Less distributions from:
Net investment income .............. (0.04) — (0.06) (0.13) (0.13) (0.09)
Tax return of capital ................ — (0.07) — — — —
Total distributions ................... (0.04) (0.07) (0.06) (0.13) (0.13) (0.09)
Net asset value, end of period .......... $2.28 $2.74 $2.84 $2.85 $2.78 $3.19
Total return
d
....................... (15.26)% (1.28)% 1.75% 7.57% (9.19)% 12.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.05% 1.04% 0.97% 0.94% 0.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.95% 0.95% 1.00% 0.94% 0.91% 0.89%
Net investment income ............... 3.13% 2.14% 3.00% 4.06% 3.42% 3.07%
Supplemental data
Net assets, end of period (000’s) ........ $41,019 $57,537 $77,426 $141,277 $207,346 $246,044
Portfolio turnover rate ................ 25.52% 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Global Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

.
a a Industry Shares a Value
a
Common Stocks 50.0%
China 1.9%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 418,800 $ 5,974,308
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,790 2,189,364
8,163,672
France 1.7%
Danone SA ..................... Food Products 60,590 3,393,011
Dassault Aviation SA .............. Aerospace & Defense 26,270 4,102,201
7,495,212
Germany 2.2%
Continental AG .................. Auto Components 24,511 1,720,315
Deutsche Boerse AG .............. Capital Markets 19,935 3,347,460
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 58,984 2,955,023
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 65,091 1,583,297
9,606,095
Hong Kong 2.5%
AIA Group Ltd. .................. Insurance 661,800 7,231,158
Prudential plc, (GBP Traded) ........ Insurance 251,954 3,133,600
Prudential plc, (HKD Traded) ........ Insurance 27,150 330,676
10,695,434
India 1.2%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 189,149 5,233,628
Ireland 0.9%
a
ICON plc ....................... Life Sciences Tools & Services 8,000 1,733,600
a
Ryanair Holdings plc, ADR ......... Airlines 29,900 2,010,775
3,744,375
Japan 3.4%
Hitachi Ltd. ..................... Industrial Conglomerates 113,500 5,398,208
Honda Motor Co. Ltd. ............. Automobiles 169,800 4,093,311
Seria Co. Ltd. ................... Multiline Retail 141,600 2,517,055
Toyota Industries Corp. ............ Machinery 43,700 2,709,218
14,717,792
Netherlands 2.0%
SBM Offshore NV ................ Energy Equipment & Services 277,370 3,756,429
Shell plc ....................... Oil, Gas & Consumable Fuels 185,051 4,801,389
8,557,818
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.2%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 118,294 5,256,134
Switzerland 0.7%
Adecco Group AG ................ Professional Services 92,829 3,164,559
Taiwan 1.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 409,300 6,560,800

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 4.0%
Allfunds Group plc ................ Capital Markets 139,027 $ 1,068,485
AstraZeneca plc ................. Pharmaceuticals 34,123 4,500,828
BP plc ......................... Oil, Gas & Consumable Fuels 753,739 3,538,596
Imperial Brands plc ............... Tobacco 140,833 3,152,413
a
Informa plc ..................... Media 454,787 2,937,720
a,d
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 134,248 2,109,396
17,307,438
United States 26.8%
a
Alphabet, Inc., A ................. Interactive Media & Services 2,843 6,195,636
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 56,460 5,996,617
American Express Co. ............ Consumer Finance 22,900 3,174,398
a
Array Technologies, Inc. ........... Electrical Equipment 233,500 2,570,835
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 7,800 2,129,556
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 2,943 5,147,278
Cardinal Health, Inc. .............. Health Care Providers & Services 62,800 3,282,556
Citigroup, Inc. ................... Banks 75,100 3,453,849
Comcast Corp., A ................ Media 152,124 5,969,346
DuPont de Nemours, Inc. .......... Chemicals 65,500 3,640,490
a
DXC Technology Co. .............. IT Services 184,800 5,601,288
a
F5, Inc. ........................ Communications Equipment 39,800 6,090,992
FedEx Corp. .................... Air Freight & Logistics 29,300 6,642,603
Fidelity National Information Services,
Inc. ......................... IT Services 37,500 3,437,625
Freeport-McMoRan, Inc. ........... Metals & Mining 39,600 1,158,696
General Dynamics Corp. ........... Aerospace & Defense 18,400 4,071,000
HCA Healthcare, Inc. .............. Health Care Providers & Services 12,500 2,100,750
International Business Machines Corp. IT Services 13,700 1,934,303
International Paper Co. ............ Containers & Packaging 77,600 3,246,008
Keurig Dr Pepper, Inc. ............. Beverages 89,700 3,174,483
LyondellBasell Industries NV, A ...... Chemicals 51,700 4,521,682
Medtronic plc ................... Health Care Equipment & Supplies 26,900 2,414,275
a
Meta Platforms, Inc., A ............ Interactive Media & Services 15,022 2,422,297
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 27,700 1,531,256
Paramount Global, B .............. Media 96,300 2,376,684
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 42,800 5,758,312
UnitedHealth Group, Inc. ........... Health Care Providers & Services 9,810 5,038,710
a
Walt Disney Co. (The) ............. Entertainment 41,700 3,936,480
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 52,600 4,317,408
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 43,400 4,559,604
115,895,017
Total Common Stocks (Cost $228,292,896) .....................................
216,397,974
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,809,081 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,816,660 EUR —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds
(continued)
South Africa (continued)
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 1,584,414 $ —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 33.0%
Argentina 1.6%
f
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 211,833,513 ARS 830,512
Index Linked, 1.4%, 3/25/23 ....... 739,751,382 ARS 2,766,271
Index Linked, 1.45%, 8/13/23 ...... 41,037,373 ARS 144,126
Index Linked, 1.5%, 3/25/24 ....... 637,073,605 ARS 2,000,437
Argentina Government Bond ,
16%, 10/17/23 ................. 308,428,000 ARS 721,836
15.5%, 10/17/26 ................ 243,952,000 ARS 285,429
6,748,611
Brazil 0.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 3,230,000 BRL 582,670
10%, 1/01/27 .................. 19,590,000 BRL 3,408,699
3,991,369
Chile 0.8%
Chile Bonos Tesoreria Pesos, 2.5%,
3/01/25 ...................... 3,400,000,000 CLP 3,347,307
Colombia 3.4%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 11,972
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 19,705
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 1,870,000,000 COP 449,751
B, 6.25%, 11/26/25 .............. 11,079,000,000 COP 2,345,132
B, 7.5%, 8/26/26 ............... 41,638,500,000 COP 8,964,182
B, 5.75%, 11/03/27 .............. 7,652,000,000 COP 1,459,985
B, 6%, 4/28/28 ................. 1,740,000,000 COP 329,614
B, 7.75%, 9/18/30 .............. 2,680,000,000 COP 524,960
B, 7%, 6/30/32 ................. 2,926,000,000 COP 523,208
14,628,509
Dominican Republic 0.8%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,413,980
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 569,645
Senior Bond, 144A, 5.875%, 1/30/60 2,060,000 1,414,738
3,398,363
Ecuador 1.1%
d
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 6,275,000 3,036,983

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador (continued)
d
Ecuador Government Bond, (continued)
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 $ 246,118
Senior Note, 144A, 5%, 7/31/30 .... 2,460,000 1,598,220
4,881,321
Egypt 1.3%
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 466,978
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 1,044,500
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,691,041
Senior Bond, 144A, 7.903%, 2/21/48 240,000 137,957
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 120,004
Senior Bond, 144A, 8.875%, 5/29/50 780,000 476,100
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,337,476
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 285,282
5,559,338
El Salvador 0.0%
†
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 32,821
Ghana 1.4%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 8,040,000 GHS 1,002,865
20.75%, 1/16/23 ................ 640,000 GHS 77,862
18.85%, 9/28/23 ................ 1,750,000 GHS 198,178
19.25%, 12/18/23 ............... 580,000 GHS 64,902
19.75%, 3/25/24 ................ 6,470,000 GHS 713,064
19%, 11/02/26 ................. 25,220,000 GHS 2,304,151
19.75%, 3/15/32 ................ 18,450,000 GHS 1,488,956
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 47,105
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 5,932
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 160,620
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 9,780
6,073,415
India 4.3%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,059,219
8.2%, 9/24/25 ................. 289,100,000 INR 3,778,453
7.59%, 1/11/26 ................. 369,200,000 INR 4,742,521
7.27%, 4/08/26 ................ 280,500,000 INR 3,564,995
7.26%, 1/14/29 ................ 227,500,000 INR 2,866,906
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,124,655
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,374,675
18,511,424
Indonesia 4.2%
Indonesia Government Bond ,
FR46, 9.5%, 7/15/23 ............ 31,979,000,000 IDR 2,254,447
FR70, 8.375%, 3/15/24 .......... 44,628,000,000 IDR 3,157,437
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,493,924
FR86, 5.5%, 4/15/26 ............ 142,120,000,000 IDR 9,372,908
18,278,716

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 0.4%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Bond, 8%, 12/07/23 ..... 23,070,000 MXN $ 1,125,346
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 429,892
1,555,238
Mongolia 0.5%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,116,400
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 180,486
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 812,441
2,109,327
South Korea 9.3%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 5,160,000,000 KRW 3,955,663
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 876,000,000 KRW 672,597
3.375%, 9/10/23 ................ 643,000,000 KRW 500,200
0.875%, 12/10/23 ............... 12,469,000,000 KRW 9,349,697
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,669,401
1.375%, 9/10/24 ................ 5,035,400,000 KRW 3,731,067
3%, 9/10/24 ................... 745,000,000 KRW 571,643
2.375%, 3/10/27 ................ 14,740,000,000 KRW 10,784,510
Senior Note, 1.125%, 6/10/24 ...... 12,125,400,000 KRW 8,995,472
40,230,250
Sri Lanka 0.2%
d,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 197,870
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 520,504
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 64,549
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 65,654
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 64,904
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 129,952
1,043,433
Supranational 0.7%
h
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 2,818,780
Thailand 1.3%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,520,532
1%, 6/17/27 ................... 119,490,000 THB 3,155,721
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB 995,383
5,671,636
United Kingdom 0.8%
d
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 2,980,000 GBP 3,596,214
Total Foreign Government and Agency Securities (Cost $201,648,404) ............
142,476,072

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $434,330,820) ...............................
358,874,046
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 1,146,000 10,109
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,405,000 31,342
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,406,000 27,623
69,074
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.19 MXN, Expires 7/21/22 ....... 1 2,030,000 622
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 456,000 978
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.88 MXN, Expires 7/21/22 ....... 1 2,030,000 8,866
10,466
Total Options Purchased (Cost $304,033) ......................................
79,540
Short Term Investments 15.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.9%
Brazil 4.8%
i
Brazil Letras do Tesouro Nacional ,
1/01/23 ...................... 17,335,000 BRL 2,935,637
1/01/24 ...................... 11,220,000 BRL 1,773,393
7/01/24 ...................... 52,870,000 BRL 7,893,782
1/01/25 ...................... 57,070,000 BRL 8,065,013
20,667,825
Singapore 3.3%
i
Singapore Treasury Bills ,
8/09/22 ...................... 2,400,000 SGD 1,723,703

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
i
Singapore Treasury Bills, (continued)
8/12/22 ...................... 750,000 SGD $ 538,563
8/19/22 ...................... 11,430,000 SGD 8,204,308
1/24/23 ...................... 5,300,000 SGD 3,767,497
14,234,071
United Kingdom 1.8%
i
United Kingdom Treasury Bills ,
7/11/22 ...................... 1,870,000 GBP 2,275,264
7/25/22 ...................... 950,000 GBP 1,155,422
8/01/22 ...................... 1,520,000 GBP 1,848,307
10/24/22 ..................... 2,303,000 GBP 2,789,329
8,068,322
Total Foreign Government and Agency Securities (Cost $45,799,592) ..............
42,970,218
Shares
Money Market Funds 5.1%
United States 5.1%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 21,917,467 21,917,467
Total Money Market Funds (Cost $21,917,467) ..................................
21,917,467
a a a a a
Total Short Term Investments (Cost $67,717,059 ) ................................
64,887,685
a a a
Total Investments (Cost $502,351,912) 98.0% ...................................
$423,841,271
Options Written (0.0)%
†
......................................................
(19,689)
Other Assets, less Liabilities 2.0% .............................................
8,699,848
Net Assets 100.0% ...........................................................
$432,521,430
a a a
a
Number of
Contracts
Notional
Amount
#
l
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 456,000 (981)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 573,000 (1,874)
(2,855)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.60 MXN, Expires 7/21/22 ....... 1 4,059,000 (6,113)

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 456,000 $ (10,721)
(16,834)
Total Options Written (Premiums received $62,670) .............................
$ (19,689)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $22,730,213, representing 5.3% of net assets.
e
Income may be received in additional securities and/or cash.
f
Redemption price at maturity is adjusted for inflation. See Note 1(g).
g
See Note 7 regarding credit risk and defaulted securities.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. DBAB Sell 4,403,073 45,342,000 SEK 7/06/22 $ — $ (181,989)
Swedish Krona ..... DBAB Sell 45,342,000 4,229,151 EUR 7/06/22 — (276)
Indian Rupee ...... HSBK Buy 133,568,000 1,743,434 7/11/22 — (52,948)
Chinese Yuan ...... CITI Buy 19,903,590 3,088,318 7/12/22 — (114,633)
Chinese Yuan ...... HSBK Buy 21,550,930 3,352,300 7/18/22 — (132,760)
Euro ............. DBAB Sell 1,240,535 12,471,100 SEK 7/19/22 — (81,556)
Euro ............. DBAB Sell 6,926,048 66,661,000 NOK 7/19/22 — (494,713)
Euro ............. JPHQ Sell 1,373,039 13,536,100 NOK 7/19/22 — (65,469)
Norwegian Krone ... DBAB Sell 25,800,000 2,595,524 EUR 7/19/22 102,225 —
Australian Dollar .... DBAB Buy 3,330,000 2,458,207 7/25/22 — (159,264)
Australian Dollar .... DBAB Sell 3,330,000 2,394,464 7/25/22 95,521 —
Euro ............. DBAB Sell 1,877,000 2,146,198 7/27/22 176,351 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,492,051 7/27/22 — (56,301)
Chilean Peso ...... GSCO Buy 1,180,420,130 1,369,318 7/29/22 — (89,042)
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,512,011 8/02/22 — (144,337)
Euro ............. HSBK Sell 16,280,780 23,183,017 CAD 8/03/22 914,775 —
Euro ............. JPHQ Sell 1,918,773 2,771,610 CAD 8/03/22 138,397 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 712,184,411 848,546 8/08/22 $ — $ (77,742)
Chilean Peso ...... JPHQ Buy 1,449,610,000 1,757,210 8/08/22 — (188,284)
Chinese Yuan ...... JPHQ Buy 29,990,050 4,449,100 8/11/22 29,968 —
Euro ............. JPHQ Sell 669,000 708,570 8/11/22 5,704 —
Chilean Peso ...... GSCO Buy 487,000,000 556,235 8/16/22 — (30,121)
Euro ............. DBAB Sell 3,965,407 41,596,330 SEK 8/17/22 — (95,187)
Euro ............. JPHQ Sell 2,015,397 21,150,000 SEK 8/17/22 — (47,508)
Chilean Peso ...... GSCO Buy 782,668,792 902,732 8/19/22 — (57,788)
Chinese Yuan ...... JPHQ Buy 14,973,410 2,341,725 8/22/22 — (105,550)
Russian Ruble ..... JPHQ Buy 41,419,900 518,427 8/24/22 170,090 —
Russian Ruble ..... JPHQ Sell 41,419,900 274,304 8/24/22 — (414,213)
Russian Ruble ..... MSCO Buy 123,931,100 1,433,558 8/24/22 626,531 —
Russian Ruble ..... MSCO Sell 123,931,100 821,552 8/24/22 — (1,238,538)
Mexican Peso ...... CITI Sell 175,000 8,690 8/31/22 82 —
Mexican Peso ...... MSCO Sell 14,156,000 675,623 8/31/22 — (20,694)
Chilean Peso ...... GSCO Buy 819,380,000 986,610 9/02/22 — (104,893)
Chilean Peso ...... GSCO Buy 819,375,067 973,881 9/06/22 — (92,911)
Euro ............. DBAB Sell 4,221,434 45,342,000 SEK 9/06/22 — (98)
Thai Baht ......... DBAB Buy 130,900,000 3,817,440 9/07/22 — (99,744)
South Korean Won .. HSBK Buy 11,700,000,000 9,520,710 9/14/22 — (427,938)
South Korean Won .. HSBK Sell 3,330,000,000 2,631,163 9/14/22 43,220 —
Euro ............. DBAB Sell 715,005 7,070,900 NOK 9/15/22 — (34,138)
Russian Ruble ..... DBAB Buy 182,569,600 2,273,311 9/15/22 642,636 —
Russian Ruble ..... DBAB Sell 182,569,600 1,337,891 9/15/22 — (1,578,056)
Euro ............. DBAB Sell 4,134,032 43,650,000 SEK 9/19/22 — (75,541)
Euro ............. JPHQ Sell 12,646,141 125,772,700 NOK 9/19/22 — (534,209)
Australian Dollar .... CITI Buy 1,464,000 1,082,613 9/21/22 — (71,427)
Australian Dollar .... CITI Sell 1,464,000 1,071,929 9/21/22 60,743 —
Chilean Peso ...... GSCO Buy 1,433,901,300 1,715,707 9/21/22 — (178,714)
Chinese Yuan ...... BOFA Buy 43,298,730 6,439,430 9/21/22 26,151 —
Chinese Yuan ...... HSBK Buy 21,692,020 3,231,824 9/21/22 7,336 —
New Zealand Dollar . BOFA Buy 2,330,000 1,458,347 9/21/22 — (4,609)
New Zealand Dollar . CITI Buy 1,410,000 959,494 9/21/22 — (79,764)
New Zealand Dollar . JPHQ Buy 5,360,000 3,654,823 9/21/22 — (310,602)
Indian Rupee ...... JPHQ Buy 113,941,400 1,478,894 10/07/22 — (48,651)
Chilean Peso ...... GSCO Buy 282,260,000 340,179 10/11/22 — (38,789)
Indian Rupee ...... CITI Buy 110,703,100 1,432,494 10/11/22 — (43,418)
Indian Rupee ...... JPHQ Buy 147,383,500 1,915,689 10/11/22 — (66,357)
Euro ............. DBAB Sell 3,447,092 35,661,016 SEK 10/12/22 — (137,712)
Indian Rupee ...... CITI Buy 133,442,300 1,733,467 10/12/22 — (59,222)
Euro ............. BZWS Sell 2,804,000 3,071,642 10/25/22 107,868 —
Euro ............. DBAB Sell 3,667,000 4,011,692 10/25/22 135,743 —
Chilean Peso ...... JPHQ Buy 764,848,911 922,839 10/26/22 — (108,306)
Euro ............. HSBK Sell 3,184,243 4,364,673 CAD 11/03/22 23,336 —
Euro ............. JPHQ Sell 6,556,192 8,994,015 CAD 11/03/22 53,781 —
Indian Rupee ...... CITI Buy 82,812,900 1,060,480 11/10/22 — (24,278)
Indian Rupee ...... HSBK Buy 133,941,730 1,700,113 11/14/22 — (24,786)
Mexican Peso ...... MSCO Sell 16,561,000 815,990 12/06/22 16,611 —
Chinese Yuan ...... BOFA Buy 23,581,730 3,530,516 12/08/22 — (6,643)
Chinese Yuan ...... CITI Buy 30,403,810 4,556,858 12/08/22 — (13,545)
Chinese Yuan ...... JPHQ Buy 11,668,020 1,745,377 12/09/22 — (1,777)
Chilean Peso ...... JPHQ Buy 764,851,089 833,625 12/27/22 — (27,984)
Mexican Peso ...... MSCO Sell 11,089,000 507,622 12/27/22 — (25,385)
Euro ............. DBAB Sell 3,685,000 4,060,884 1/25/23 134,817 —
Chilean Peso ...... GSCO Buy 523,350,000 619,642 3/07/23 — (74,037)
Euro ............. BZWS Sell 1,316,000 1,461,675 4/25/23 50,493 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 $ — $ (12,388)
Total Forward Exchange Contracts ................................................... $3,562,379 $(8,154,835)
Net unrealized appreciation (depreciation) ............................................ $(4,592,456)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 3,000,000 $ 123,451 $ — $ 123,451
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 1,600,000 126,864 — 126,864
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 890,000 45,434 — 45,434
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 890,000 36,583 — 36,583
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 890,000 39,517 — 39,517
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 1,200,000 33,512 — 33,512
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 580,000 14,151 — 14,151
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 310,000 5,455 — 5,455
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 770,000 13,010 — 13,010
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 760,000 4,876 — 4,876
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 225,000 2,345 — 2,345

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 725,000 $ 1,493 $ — $ 1,493
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 948,000 12,423 — 12,423
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 742,000 (9,990) — (9,990)
Total Interest Rate Swap Contracts ............................... $449,124 $ — $449,124
*
In U.S. dollars unless otherwise indicated.
See Note 12 regarding other derivative information.
See Abbreviations on page 50 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $480,434,445
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 21,917,467
Value - Unaffiliated issuers .................................................................. $401,923,804
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 21,917,467
Cash .................................................................................... 10,081
Restricted currency, at value (cost $571,562) (Note 1d) .............................................. 496,168
Foreign currency, at value (cost $344,316) ........................................................ 343,146
Receivables:
Capital shares sold ........................................................................ 68,189
Dividends and interest ..................................................................... 3,772,801
European Union tax reclaims (Note 1 f ) ......................................................... 7,244,721
Deposits with brokers for:
OTC derivative contracts .................................................................. 5,243,835
Centrally cleared swap contracts ............................................................ 612,115
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,562,379
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 445,306,259
Liabilities:
Payables:
Capital shares redeemed ................................................................... 618,886
Management fees ......................................................................... 86,593
Distribution fees .......................................................................... 101,731
Transfer agent fees ........................................................................ 91,018
Trustees' fees and expenses ................................................................. 64,193
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 2,644,912
Variation margin on centrally cleared swap contracts ............................................... 140,341
Options written, at value (premiums received $62,670) ............................................... 19,689
Unrealized depreciation on OTC forward exchange contracts .......................................... 8,154,835
Deferred tax ............................................................................... 33,354
Accrued expenses and other liabilities ........................................................... 829,277
Total liabilities ......................................................................... 12,784,829
Net assets, at value ................................................................. $432,521,430
Net assets consist of:
Paid-in capital ............................................................................. $673,700,895
Total distributable earnings (losses) ............................................................. (241,179,465)
Net assets, at value ................................................................. $432,521,430

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $234,727,121
Shares outstanding ........................................................................ 103,287,006
Net asset value per share
a
.................................................................. $2.27
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.40
Class A1:
Net assets, at value ....................................................................... $125,861,693
Shares outstanding ........................................................................ 55,292,980
Net asset value per share
a
.................................................................. $2.28
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.37
Class C:
Net assets, at value ....................................................................... $24,722,395
Shares outstanding ........................................................................ 10,911,472
Net asset value and maximum offering price per share
a
............................................. $2.27
Class C1:
Net assets, at value ....................................................................... $2,573,850
Shares outstanding ........................................................................ 1,128,178
Net asset value and maximum offering price per share
a
............................................. $2.28
Class R:
Net assets, at value ....................................................................... $1,037,797
Shares outstanding ........................................................................ 454,324
Net asset value and maximum offering price per share ............................................. $2.28
Class R6:
Net assets, at value ....................................................................... $2,579,644
Shares outstanding ........................................................................ 1,132,625
Net asset value and maximum offering price per share ............................................. $2.28
Advisor Class:
Net assets, at value ....................................................................... $41,018,930
Shares outstanding ........................................................................ 17,959,723
Net asset value and maximum offering price per share ............................................. $2.28
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $204,013)
Unaffiliated issuers ........................................................................ $2,877,320
Non-controlled affiliates (Note 3 f ) ............................................................. 24,594
Interest: (net of foreign taxes of $172,123)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 1,921,860
Paid in cash
a
........................................................................... 5,393,262
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 620
Non-controlled affiliates (Note 3 f ) ............................................................. 2
Other income (Note 1 f ) ....................................................................... 234,394
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 f ) .......................... (64,791)
Total investment income ................................................................... 10,387,261
Expenses:
Management fees (Note 3 a ) ................................................................... 2,079,927
Distribution fees: (Note 3c )
    Class A ................................................................................ 339,160
    Class A1 ............................................................................... 183,927
    Class C ................................................................................ 161,345
    Class C1 ............................................................................... 9,884
    Class R ................................................................................ 2,875
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 228,739
    Class A1 ............................................................................... 124,005
    Class C ................................................................................ 27,132
    Class C1 ............................................................................... 2,561
    Class R ................................................................................ 971
    Class R6 ............................................................................... 1,401
    Advisor Class ............................................................................ 41,382
Custodian fees (Note 4 ) ...................................................................... 64,777
Reports to shareholders fees .................................................................. 61,956
Registration and filing fees .................................................................... 63,431
Professional fees ........................................................................... 100,594
Trustees' fees and expenses .................................................................. 13,734
Other .................................................................................... 76,141
Total expenses ......................................................................... 3,583,942
Expense reductions (Note 4 ) ............................................................... (2,368)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (472,881)
Net expenses ......................................................................... 3,108,693
Net investment income ................................................................ 7,278,568

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $35,217)
Unaffiliated issuers ...................................................................... 2,656,166
Written options ........................................................................... 232,444
Foreign currency transactions ................................................................ 655,661
Forward exchange contracts ................................................................. (3,179,968)
Net realized gain (loss) .................................................................. 364,303
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (82,705,586)
Translation of other assets and liabilities denominated in foreign currencies .............................. (873,523)
Written options ........................................................................... (174,939)
Forward exchange contracts ................................................................. (5,261,251)
Swap contracts ........................................................................... 449,124
Change in deferred tax benefit ............................................................... (201,275)
Change in deferred taxes on unrealized appreciation ............................................... 323,078
Net change in unrealized appr eciation (depreciation) ............................................ (88,444,372)
Net realized and unrealized gain (loss) ............................................................ (88,080,069)
Net increase (decrease) in net assets resulting from operations .......................................... $(80,801,501)
a
Includes amortization of premium and accretion of discount.

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Global Balanced Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,278,568 $12,475,141
Net realized gain (loss) ................................................. 364,303 27,100,402
Net change in unrealized appreciation (depreciation) ........................... (88,444,372) (45,449,467)
Net increase (decrease) in net assets resulting from operations ................ (80,801,501) (5,873,924)
Distributions to shareholders:
Class A ............................................................. (4,280,266) —
Class A1 ............................................................ (2,299,717) —
Class C ............................................................. (348,724) —
Class C1 ............................................................ (40,727) —
Class R ............................................................. (16,962) —
Class R6 ............................................................ (52,216) —
Advisor Class ........................................................ (814,964) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (6,995,677)
Class A1 ............................................................ — (3,836,771)
Class C ............................................................. — (741,881)
Class C1 ............................................................ — (101,806)
Class R ............................................................. — (24,527)
Class R6 ............................................................ — (95,649)
Advisor Class ........................................................ — (1,543,438)
Total distributions to shareholders .......................................... (7,853,576) (13,339,749)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,343,971) (41,199,574)
Class A1 ............................................................ (13,663,522) (27,722,796)
Class C ............................................................. (9,793,065) (42,980,955)
Class C1 ............................................................ (431,579) (9,675,828)
Class R ............................................................. 36,589 (349,207)
Class R6 ............................................................ (113,007) (1,299,446)
Advisor Class ........................................................ (8,012,752) (18,105,272)
Total capital share transactions ............................................ (52,321,307) (141,333,078)
Net increase (decrease) in net assets ................................... (140,976,384) (160,546,751)
Net assets:
Beginning of period ..................................................... 573,497,814 734,044,565
End of period .......................................................... $432,521,430 $573,497,814
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Balanced Fund (Fund) is included in this report.
The Fund offers seven classes of shares: Class A, Class
A1, Class C, Class C1, Class R, Class R6 and Advisor
Class. Class C and Class C1 shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded and OTC
option contracts primarily to manage and/or gain exposure
to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
d. Restricted Currency
At June 30, 2022, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2022, the
Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,228,146 $10,907,687 16,092,436 $46,257,741
Shares issued in reinvestment of distributions .......... 1,703,155 4,099,736 2,344,858 6,704,870
Shares redeemed ............................... (13,744,713) (35,351,394) (33,058,605) (94,162,185)
Net increase (decrease) .......................... (7,813,412) $(20,343,971) (14,621,311) $(41,199,574)
Class A1 Shares:
Shares sold ................................... 652,428 $1,699,920 3,874,311 $11,268,500
Shares issued in reinvestment of distributions .......... 923,577 2,224,013 1,296,583 3,713,085
Shares redeemed ............................... (6,847,831) (17,587,455) (14,931,528) (42,704,381)
Net increase (decrease) .......................... (5,271,826) $(13,663,522) (9,760,634) $(27,722,796)
Class C Shares:
Shares sold ................................... 415,819 $1,067,456 1,917,223 $5,507,166
Shares issued in reinvestment of distributions .......... 143,532 342,990 255,137 731,584
Shares redeemed
a
.............................. (4,377,015) (11,203,511) (17,220,342) (49,219,705)
Net increase (decrease) .......................... (3,817,664) $(9,793,065) (15,047,982) $(42,980,955)
Class C1 Shares:
Shares sold ................................... 24,191 $62,153 76,769 $221,020
Shares issued in reinvestment of distributions .......... 16,762 40,414 34,934 101,233
Shares redeemed
a
.............................. (205,660) (534,146) (3,428,786) (9,998,081)
Net increase (decrease) .......................... (164,707) $(431,579) (3,317,083) $(9,675,828)
Class R Shares:
Shares sold ................................... 41,073 $103,379 47,273 $137,541
Shares issued in reinvestment of distributions .......... 3,525 8,523 4,743 13,637
Shares redeemed ............................... (30,620) (75,313) (172,627) (500,385)
Net increase (decrease) .......................... 13,978 $36,589 (120,611) $(349,207)
Class R6 Shares:
Shares sold ................................... 118,926 $313,878 382,316 $1,106,423
Shares issued in reinvestment of distributions .......... 21,189 51,303 32,883 94,408
Shares redeemed ............................... (188,685) (478,188) (867,741) (2,500,277)
Net increase (decrease) .......................... (48,570) $(113,007) (452,542) $(1,299,446)
Advisor Class Shares:
Shares sold ................................... 819,925 $2,123,552 3,031,187 $8,695,812
Shares issued in reinvestment of distributions .......... 301,716 731,183 482,116 1,385,563
Shares redeemed ............................... (4,175,295) (10,867,487) (9,799,632) (28,186,647)
Net increase (decrease) .......................... (3,053,654) $(8,012,752) (6,286,329) $(18,105,272)
a
May include a portion of Class C and C1 shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.820% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Effective August 1, 2022, under a subadvisory agreement, TICL, an affiliate of Global Advisors, will provide subadvisory services to the Fund. The subadvisory fee will be paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TICL) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $426,191 of which $169,923 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,382
CDSC retained .............................................................................. $2,771
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the fo llowing fiscal year. At December 3 1 , 202 1 , the Fund deferred late-year ordinary losses of $ 4,123,846 .
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 73,639,085 $ 87,173,420 $ (138,895,038) $ — $ — $ 21,917,467 21,917,467 $ 24,594
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $1,130,000 $(1,130,000) $— $— $— — $2
Total Affiliated Securities ... $73,639,085 $88,303,420 $(140,025,038) $— $— $21,917,467 $24,596
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $25,446,807
Long term ................................................................................ 123,889,529
Total capital loss carryforwards ............................................................... $149,336,336
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums, inflation related adjustments on foreign securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$106,992,963 and $113,907,973, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2022, the Fund had 13.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2022, the aggregate value of these securities represents 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2022, the Fund had 1.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
Cost of investments .......................................................................... $510,875,577
Unrealized appreciation ........................................................................ $36,526,395
Unrealized depreciation ........................................................................ (127,679,149)
Net unrealized appreciation (depreciation) .......................................................... $(91,152,754)
5. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
Fund also invests in unrestricted securities of the issuer, valued at $
—
as of June 30, 2022.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
12. Other Derivative Information
At June 3 0 , 202 2 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 3 0 , 202 2 , the average month end notional amount of swap contracts and o ptions contracts represented $ 6,218,571 and $21,762,857 respectively. The average month end contract value of forward exchange co ntracts was $211,805,48 6 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 459,114
a
Variation margin on centrally
cleared swap contracts
$ 9,990
a
Foreign exchange contracts ..
Investments in securities, at value 79,540
b
Options written, at value 19,689
Unrealized appreciation on OTC
forward exchange contracts
3,562,379 Unrealized depreciation on OTC
forward exchange contracts
8,154,835
Total .................... $4,101,033 $8,184,514
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the schedule of investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $449,124
Foreign exchange contracts .....
Investments (416,522)
a
Investments 243,636
a
Written options 232,444 Written options (174,939)
Forward exchange contracts (3,179,968) Forward exchange contracts (5,261,251)
Total ....................... $(3,364,046) $(4,743,430)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2022, OTC derivative assets and liabilities are as follows:
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Balanced Fund
Derivatives
Forward exchange contracts ............................. $ 3,562,379 $ 8,154,835
Options purchased ..................................... 79,540 —
Options written ........................................ — 19,689
Total ............................................. $3,641,919 $8,174,524
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BOFA .................... $26,151 $(11,252) $— $— $14,899
BZWS ................... 158,361 — — — 158,361
CITI ..................... 80,422 (80,422) — — —
DBAB ................... 1,287,293 (1,287,293) — — —
GSCO ................... — — — — —
HSBK ................... 988,667 (638,432) (208,023) — 142,212
JPHQ ................... 397,940 (397,940) — — —
MSCO ................... 703,085 (703,085) — — —
Total ................... $3,641,919 $(3,118,424) $ (208,023) $— $315,472
$ 1
12. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations page 50.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BOFA .................... $11,252 $(11,252) $— $— $—
BZWS ................... — — — — —
CITI ..................... 426,662 (80,422) — (346,240) —
DBAB ................... 2,938,274 (1,287,293) — (1,590,000) 60,981
GSCO ................... 744,037 — — (640,000) 104,037
HSBK ................... 638,432 (638,432) — — —
JPHQ ................... 2,119,548 (397,940) — (1,721,608) —
MSCO ................... 1,296,319 (703,085) — (593,234) —
Total ................... $8,174,524 $(3,118,424) $— $(4,891,082) $165,018
a
At June 30, 2022, the Fund received U.K. Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 2,189,364 $ 5,974,308 $ — $ 8,163,672
France ............................... — 7,495,212 — 7,495,212
Germany ............................. — 9,606,095 — 9,606,095
Hong Kong ........................... — 10,695,434 — 10,695,434
India ................................ — 5,233,628 — 5,233,628
Ireland ............................... 3,744,375 — — 3,744,375
Japan ............................... — 14,717,792 — 14,717,792
Netherlands ........................... — 8,557,818 — 8,557,818
South Africa ........................... — — —
a
—
South Korea .......................... — 5,256,134 — 5,256,134
Switzerland ........................... — 3,164,559 — 3,164,559
Taiwan ............................... — 6,560,800 — 6,560,800
United Kingdom ........................ — 17,307,438 — 17,307,438
United States .......................... 115,895,017 — — 115,895,017
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 142,476,072 — 142,476,072
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 79,540 — 79,540
Short Term Investments ................... 21,917,467 42,970,218 — 64,887,685
Total Investments in Securities ........... $143,746,223 $280,095,048
b
$— $423,841,271
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,562,379 $ — $ 3,562,379
Restricted Currency (ARS) ................. — 496,168 — 496,168
Swap contracts ......................... — 459,114 — 459,114
Total Other Financial Instruments ......... $— $4,517,661 $— $4,517,661
Receivables:
Interest (ARS) ........................... $— $95,491 $— $95,491
Liabilities:
Other Financial Instruments:
Options written .......................... $— $19,689 $— $ 19,689

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Liabilities:
Forward exchange contracts ................ $— $8,154,835 $— $8,154,835
Swap contracts .......................... — 9,990 — 9,990
Total Other Financial Instruments ......... $— $8,184,514 $— $8,184,514
Payables:
Deferred Tax (ARS) ....................... $— $297 $— $297
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $94,569,218, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Templeton
Global Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Global Advisors
Limited (TGAL) and the Trust, on behalf of the Fund and
the investment sub-advisory agreement between TGAL and
Franklin Advisers, Inc. (Sub-Adviser), an affiliate of TGAL, on behalf of the Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. TGAL and the
Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii)
the investment performance of the Fund; (iii) the costs of
the services provided and profits realized by each Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services, legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements which included discussion
of the changing distribution landscape for the Fund. The
Board noted management’s continued focus on enhancing
the leadership of the Templeton Global Equity Group
and commitment to providing the resources important to
delivering sustainable returns. The Board also acknowledged
the ongoing integration of the Legg Mason family of funds
into the FT family of funds and developing strategies to
address areas of heightened concern in the mutual fund
industry, including various regulatory initiatives and recent geopolitical concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional mixed-asset target allocation moderate funds. The Performance Customized Peer Group
for the Fund included funds that hold at least 40% non-US
stocks/bonds in at least 3 different countries and at least
25% of assets in fixed income securities and at least 25%
of its assets in equity securities. The Board noted that the
Fund’s annualized income return for the three-, five- and
10-year periods was above the median of its Performance
Universe and Performance Customized Peer Group, and
that the Fund’s annualized income return for the one-year
period was above the median of its Performance Universe
and equal to the median of its Performance Customized
Peer Group. The Board also noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was below the medians of its Performance Universe
and Performance Customized Peer Group.
The Board discussed this performance with management
and management explained that the Performance Universe
was overly broad in that it not only included global allocation funds like the Fund, but also funds with minimal exposure
outside of the US that benefited from the outperformance
of US equity investments versus international equity
investments during the one-, three- and five-year periods.
Management also explained that the Performance Universe
included a mix of value, blend and growth style funds,
whereas the Fund followed a value-oriented investment
approach (which has been out of favor for an extended
period of time). Management further explained that for these reasons it asked Broadridge to provide information for the
Performance Customized Peer Group, which included funds
with a significant allocation to non-U.S. assets while still not reflecting the Fund’s style tilt toward value. Management
noted that, while the Fund was the lowest performing
fund in the Performance Customized Peer Group with
respect to its annualized total return, due, in part, to the
Fund’s defensive exposure to US bonds and higher cash
balance, the Fund had an annualized income return that
ranked in the first (best) or second quintile for most periods as compared to peers of the Performance Universe and
Performance Customized Peer Group. Management then
discussed with the Board the actions that are being taken
in an effort to improve the performance of the Fund and the
global equity funds as a whole. Management specifically
highlighted the strategic initiatives being undertaken in the
Templeton Global Equity Group, including enhancements to
the leadership of the group and the commitment of additional resources important to delivering sustainable returns. The
Board concluded that the Fund’s Management Agreements
should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund

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in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
11 other mixed-asset target allocation moderate funds. The
Board noted that the Management Rate and the actual
total expense ratio for the Fund were above the medians
and in the fifth quintile (most expensive) of its Expense
Group. The Board discussed the expenses of this Fund
with management and management explained that the
Expense Group was not directly comparable to the Fund as
the Expense Group included funds that, unlike the Fund,
had little to no foreign exposure. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that the Fund’s
Sub-Adviser is paid by TGAL out of the management fee
TGAL receives from the Fund and that the allocation of
the fee between TGAL and the Sub-Adviser reflected the
services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate
charged to the Fund and the sub-advisory fee paid to the
Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered each Manager’s view that
any analyses of potential economies of scale in managing a

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Semiannual Report
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by a Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,

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shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022